Summary of Significant Accounting Policies - Schedule of Estimated Annual Deprecation Rate (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Office Equipment [Member]
Schedule of Estimated Annual Deprecation Rate [Line Items]
Property, plant and equipment useful life	3 years	3 years
Property, plant and equipment residual value
Leasehold Improvements [Member]
Schedule of Estimated Annual Deprecation Rate [Line Items]
Property, plant and equipment residual value
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of lease term or 3 years	Shorter of lease term or 3 years